GREEN CENTURY BALANCED FUND
GREEN CENTURY BALANCED FUND SUMMARY SECTION
Investment Objective
The Green Century Balanced Fund seeks capital growth and income from a diversified portfolio of stocks and bonds which meet Green Century’s standards for corporate environmental responsibility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you invest in shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	GREEN CENTURY BALANCED FUND Individual Investor Class USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of an amount redeemed within 60 days of purchase)	2.00%
Wire Redemption Fee (if such services are requested)	$ 10
Overnight Delivery Fee (if such services are requested)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GREEN CENTURY BALANCED FUND Individual Investor Class
Management Fees	0.65%
Distribution (12b-1) Fees	none
Administrative Fees	0.83%
Other Fees	none
Total Annual Fund Operating Expenses	1.48%

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that: (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
GREEN CENTURY BALANCED FUND | Individual Investor Class | USD ($)	151	468	808	1,768

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in the stocks and bonds of environmentally responsible and sustainable U.S. companies, many of which also make positive environmental contributions. There is no predetermined percentage of assets allocated to either stocks or bonds, although the Fund will generally invest at least 25% of its net assets in bonds and may not invest more than 75% of its net assets in stocks.

The Fund seeks to promote environmentally responsible corporate behavior, a cleaner environment and a sustainable economy by investing its assets in companies that the Fund’s Adviser, Green Century Capital Management, believes are environmentally responsible and sustainable. Green Century applies rigorous selection criteria to identify such companies, which may include, but are not limited to, those that:
  Demonstrate a commitment to preserving and enhancing the environment as evidenced by the products they make and the services they provide
  Strive to achieve clean environmental records and openly disclose their policies and performance on critical environmental criteria
  Make positive contributions toward actively promoting a healthier environmental future, including companies that produce renewable energy products and those that offer effective remedies for existing environmental problems
  Respond positively to shareholder advocacy on environmental issues
Green Century believes that well-managed environmentally responsible companies minimize their environmental risks, allowing them to enjoy competitive advantages from cost reductions, quality improvements, profitability enhancements and access to expanding and new growth markets. Further, Green Century believes that companies that are responsible towards the environment are more likely to act ethically and maintain the trust of their shareholders.

Green Century believes that certain industries impose onerous costs on society and the planet; thus at various times the Fund may not be invested in any companies in industries Green Century believes threaten a sustainable global environment. The Balanced Fund does not intend to invest in companies that explore for, extract, produce, manufacture or refine coal, oil or gas or produce or transmit electricity derived from fossil fuels or transmit natural gas or have material carbon reserves. The Fund does not intend to invest in a company primarily engaged in the production of nuclear energy or the manufacture of nuclear equipment to produce nuclear energy or nuclear weapons, in the belief that these products are unacceptably threatening to a sustainable global environment. The Fund does not intend to invest in a company primarily engaged in the manufacture of tobacco products, a major contributor to indoor air pollution and environmental health problems. The Fund also does not intend to invest in companies that have a significant business involvement in genetically modified organisms (GMOs), firearms, military weapons or factory farms.

The Fund may invest in growth and value stocks of any market capitalization. The Fund may be more heavily weighted in growth stocks. The Fund’s Subadviser uses quantitative measurements in combination with in-house and third-party research to analyze the stocks of companies identified using Green Century’s environmental criteria, and includes in the Fund’s portfolio those companies that appear to possess superior earnings growth prospects and whose stock prices, in the Subadviser’s opinion, do not accurately reflect the companies’ value. The Subadviser may sell a stock in the Fund’s portfolio, if, among other reasons, the company no longer meets the Fund’s environmental standards or the stock no longer meets the Fund’s investment criteria or becomes overvalued relative to the long-term expectation for its stock price.

The bonds the Fund invests in may be of any maturity. While the Fund’s fixed income investments will be primarily invested in investment grade bonds, the Fund may invest up to 35% of its net assets in high yield, below investment grade bonds, commonly known as “junk bonds.” While the Fund’s fixed income investments consist primarily of corporate bonds, the Fund may also invest in government agency and mortgage-related securities.

In general, fixed income securities are included in the Fund’s portfolio to balance or offset risks associated with the Fund’s investment in stocks. Fixed income investments are evaluated using the Fund’s environmental criteria. Issuer-specific financial evaluation of fixed income investments focuses on an issuer’s cash flow, interest rate coverage, and other measures of its ability to meet its future income and principal repayment commitments. In addition, each fixed income investment is evaluated with respect to its credit quality and its overall exposure to interest rate risk.

The Fund may invest up to 30% of its assets in equity and debt securities of non-U.S. issuers.
Principal Risks
You may lose money by investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective. The following is a summary description of certain risks of investing in the Fund:

Market Risk.    The market prices of securities held by the Fund may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities. The market prices of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. Financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels. The U.S. Federal Reserve is reducing its market support activities and has begun raising interest rates. Certain foreign governments and central banks have implemented or may implement so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries and other events affecting global markets, such as the United Kingdom’s expected exit from the European Union (or Brexit), are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Portfolio Selection Risk.    The Subadviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

Equity Securities Risk.    The Fund is heavily invested in stocks. Like all funds invested in stocks, the Fund’s share price will fluctuate daily depending on the performance of the companies that comprise the Fund’s investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them.

Small- and Mid-Cap Companies Risk.    The Fund may be invested in small- and mid-cap companies which involve greater risk than investing in the stocks of larger, more established companies. Small- and mid-cap companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, securities of small- and mid-cap companies may be subject to wider and more erratic price fluctuations.

Interest Rate Risk.    The market prices of securities may fluctuate significantly when interest rates change. When interest rates rise, the value of fixed income securities, and therefore the value of your investment in the Fund, generally goes down. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates in the U.S. have been historically low but have begun to rise, so the Fund faces a heightened risk that interest rates may continue to rise. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. During periods of rising interest rates, the average life of certain types of fixed income securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (a measure of the underlying portfolio’s price sensitivity to changes in prevailing interest rates) and reduce the value of the security. When interest rates decline, investments made by the Fund may pay a lower interest rate, which would reduce income received and distributed by the Fund. Also, when interest rates go down, the Fund’s yield will decline. During periods of declining interest rates, the issuer of a fixed income security (or borrowers in a pool of loans) may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. The Fund also may lose any premium it paid on the security.

Credit Risk.    If an issuer or guarantor of a fixed income security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, or the credit quality or value of any underlying assets declines, the value of your investment will decline.

High Yield or “Junk” Bond Risk.    Debt securities that are below investment grade, “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

U.S. Government Agency Obligations Risk.    Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

Mortgage-Related Securities Risk.    The value of mortgage-related securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Risks of Non-U.S. Investments.    Investing in non-U.S. issuers or in securities of U.S. issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the Fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, natural disasters, terrorism and investment and repatriation restrictions.

Market Sector Risk.    The Fund may hold a large percentage of securities in a single market sector. To the extent the Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments or risks affecting such market sector than a fund without the same focus.
  Financial Sector Risk.    Issuers in the financial sector, such as banks, insurance companies and broker-dealers, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.
  Technology Sector Risk.    Securities in the technology sector, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.
Liquidity Risk.    Liquidity risk exists when particular investments are difficult to purchase or sell. When the Fund holds these types of investments, the Fund’s portfolio may be more difficult to value, especially during periods of market turmoil. Markets may become illiquid when there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. When the Fund holds illiquid investments, the Fund’s portfolio may be harder to value, especially in changing markets. Investments by the Fund in derivatives, below investment grade securities, foreign securities, and corporate loans tend to involve greater liquidity risk. If the Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a loss. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its desired level of exposure to certain sectors. Further, certain securities, once sold, may not settle for an extended period. The Fund will not receive its sales proceeds until that time, which may constrain the Fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Valuation Risk.    The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Environmentally Responsible Investing Risk.    The Fund’s environmental criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund’s investment performance to be worse or better than similar funds with no such criteria.

Redemption Risk.    The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. Further, if one decision maker has control of Fund shares owned by separate Fund shareholders, including clients or affiliates of the Fund’s adviser, redemptions by these shareholders may further increase the Fund’s redemption risk. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.

Cybersecurity Risk.    Cybersecurity failures or breaches by the Fund’s adviser, subadviser, transfer agent, distributor, custodian, fund accounting agent and other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs. Substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

These and other risks are discussed in more detail in “Additional Information About the Funds’ Investment Objectives, Strategies and Risks” in this Prospectus and in the Statement of Additional Information.
Performance
The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart shows changes in the performance of the Fund’s Individual Investor Class from year to year. The table shows how the average annual total returns of the Fund’s Individual Investor Class for 1, 5 and 10 year periods compare with the returns of broad measures of market performance, including the S&P 500 Index and the Custom Balanced Index (the Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year U.S. Corporate & Government Index). The table also compares the performance of the Fund’s Individual Investor Class to the Lipper Balanced Fund Index, a universe of mutual funds with investment objectives similar to that of the Fund.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website, www.greencentury.com/fund-performance/, or by calling 1-800-93-GREEN.
Annual Total Returns for Years Ended December 31

During the period shown, the Fund’s best quarterly performance was 12.63%, for the quarter ended 6/30/09. The Fund’s worst quarterly performance was -15.10%, for the quarter ended 12/31/08.

As of September 30, 2018, the year-to-date return for the Fund was 5.12%.
Average Annual Total Returns For the Periods Ended December 31, 2017
Average Annual Total Returns - GREEN CENTURY BALANCED FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Individual Investor Class	12.78%	9.22%	5.66%	6.94%	Mar. 18, 1992
Individual Investor Class | Return after taxes on distributions	12.32%	8.59%	5.25%	6.09%	Mar. 18, 1992
Individual Investor Class | Return after taxes on distributions and sale of Fund shares	7.39%	7.21%	4.48%	5.56%	Mar. 18, 1992
Custom Balanced Fund (reflects no deduction for fees, expenses or taxes)	13.22%	9.99%	6.84%
Lipper Balanced Fund Index (reflects no deduction for fees, expenses or taxes)	14.10%	8.73%	5.73%	7.45%	Mar. 18, 1992
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%	9.75%	Mar. 18, 1992

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.